Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal					$ (5,077)	$ 0
State					(10,706)	1,600
Foreign					0	0
Total current tax expense (benefit)					(15,783)	1,600
Deferred:
Federal					0	0
State					0	0
Foreign					0	0
Total deferred tax expense					0	0
Total income tax expense (benefit)	$ 2,782	$ 0	$ 2,782	$ 0	$ (15,783)	$ 1,600